January 24, 2022

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:       Keyco Bond Fund, Inc., File No. 811-02957

Dear Sir/Madam:

On behalf of Keyco Bond Fund, Inc., a registered investment company (the "Fund"), we hereby submit, via electronic filing, a preliminary proxy statement. The main purpose of this proxy is to solicit shareholder approval of a new investment objective related to expanding the Fund’s investment strategy to include equity securities.

If you have any questions or comments related to this filing, please contact Parker Bridgeport at 614-469-3238 or JoAnn Strasser at 614-469-3265.

Very truly yours,

Parker Bridgeport